TEMPLETON FUNDS, INC.
                       500 East Broward Blvd., Suite 2100
                          Fort Lauderdale, Florida 33394
                                Tel: 954/527-7500


January 5, 2004

Filed Via EDGAR (CIK #0000225930)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE: Templeton Funds, Inc.
             (Templeton World Fund and Templeton Foreign Fund)
             File Nos. 2-60067 and 811-2781

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 30, 2003.

Sincerely yours,

TEMPLETON FUNDS, INC.

/s/ROBERT C. ROSSELOT

Robert C. Rosselot
Assistant Secretary